Statements of Operations (Unaudited) - USD ($)	3 Months Ended				9 Months Ended
	Sep. 30, 2015	Mar. 31, 2015	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Quarter Three Report [Member]
Sales	$ 262,897				$ 2,482,035
Cost of sales	(248,675)				(2,195,655)
Gross profit	14,222				286,380
General and administrative expenses	1,220,844		$ 481,922		3,741,198	$ 1,419,989
Loss from operations	(1,206,622)		(481,922)		(3,454,818)	(1,419,989)
Other income (expense)
Interest expense	$ (880,394)		$ (701,328)		$ (2,273,951)	(1,515,577)
Derivative expenses						(568,486)
Change in fair value of embedded derivative liabilities	$ (7,993,408)		$ 209,235		$ (7,357,719)	433,902
Other income			787			1,026
Other expense			(102,470)			(320,619)
Total other expense - net	$ (8,873,802)		(593,776)		$ (9,631,670)	(1,969,754)
Net loss including noncontrolling interest	$ (10,080,424)		(1,075,698)		$ (13,086,489)	(3,389,743)
Less: net loss attributable to noncontrolling interest			(12,908)			(40,677)
Net loss attributable to Safety Quick Lighting & Fans Corp.	$ (10,080,424)		$ (1,062,790)		$ (13,086,489)	$ (3,349,066)
Net loss per share - basic and diluted	$ (0.25)		$ (0.03)		$ (0.34)	$ (0.10)
Weighted average number of common shares outstanding during the year - basic and diluted	40,479,962		35,645,607		38,131,295	35,092,872
Quarter One Report [Member]
Sales		$ 1,419,217
Cost of sales		(1,239,728)
Gross profit		179,488
General and administrative expenses		1,247,373		$ 377,726
Loss from operations		(1,067,885)		(377,726)
Other income (expense)
Interest expense		(748,522)		(364,205)
Change in fair value of embedded derivative liabilities		(272,992)		(89,779)
Total other expense - net		(475,530)		(274,426)
Net loss including noncontrolling interest		(1,543,415)		$ (652,152)
Less: net loss attributable to noncontrolling interest		(2)
Net loss attributable to Safety Quick Lighting & Fans Corp.		$ (1,543,413)		$ (652,152)
Net loss per share - basic and diluted		$ (0.05)		$ (0.02)
Weighted average number of common shares outstanding during the year - basic and diluted		33,887,925		32,597,543